Revenue from contracts with customer - Net System Sales per Technology (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) Unit	Dec. 31, 2022 EUR (€) Unit	Dec. 31, 2021 EUR (€) Unit
Disaggregation of Revenue [Line Items]
Total net sales	€ 27,558.5	€ 21,173.4	€ 18,611.0
Net system sales
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	600	561	505
Total net sales	€ 21,938.6	€ 15,430.3	€ 13,652.8
NXE
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	53	40	42
Total net sales	€ 9,124.0	€ 7,045.3	€ 6,284.0
ArFi
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	125	81	81
Total net sales	€ 9,017.4	€ 5,236.5	€ 4,959.6
ArF dry
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	32	28	22
Total net sales	€ 780.2	€ 623.7	€ 431.9
KrF
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	184	151	131
Total net sales	€ 2,202.5	€ 1,653.7	€ 1,321.3
I-line
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	55	45	33
Total net sales	€ 278.4	€ 211.5	€ 142.3
Metrology & Inspection
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	151	216	196
Total net sales	€ 536.1	€ 659.6	€ 513.7